Intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
		Accumulated	Net book
December 31, 2013	Cost	amortization	value

Patents and trademarks	$20,974	$2,900	$18,074
Technology	7,468	2,796	4,672
Customer contracts	18,447	3,886	14,561
Other intangibles	1,262	225	1,037

Total	$48,151	$9,807	$38,344

		Accumulated	Net book
December 31, 2012	Cost	amortization	value

Patents and trademarks	$20,192	$1,758	$18,434
Technology	6,961	1,901	5,060
Customer contracts	14,404	2,709	11,695
Other intangibles	44	18	26

Total	$41,601	$6,386	$35,215